SCHEDULE OF OUTSTANDING CONVERTIBLE NOTES (Details) (Parenthetical) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Aug. 31, 2022
Short-Term Debt [Line Items]
Cash received			$ 1,380,960	$ 1,380,960		$ 1,165,000
Principal accrued interest settled	2,000,000			2,000,000
Reissue of note for settlement	1,000,000			1,000,000
Face value	2,165,000	[1],[2]		2,165,000	[1],[2],[3],[4]	2,165,000	[3],[4]
Note Sold in Exchange for Cash [Member] | Wallach Beth Capital LLC [Member]
Short-Term Debt [Line Items]
Cash received	1,045,150			1,045,150		1,045,150
Debt discount	$ 119,850			$ 119,850		$ 119,850
Face value								$ 1,380,960
Debt discount								$ 86,040

[1]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[2]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[3]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[4]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).